American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
June 30, 2026

Short-Term Government Fund - Schedule of Investments
JUNE 30, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 53.2%
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	520,764	496,827
U.S. Treasury Notes, 4.625%, 10/15/26	1,000,000	1,002,384
U.S. Treasury Notes, 4.375%, 12/15/26(1)	500,000	501,216
U.S. Treasury Notes, 4.25%, 3/15/27	4,000,000	4,006,891
U.S. Treasury Notes, 3.875%, 3/31/27	3,500,000	3,496,599
U.S. Treasury Notes, 4.50%, 5/15/27	2,000,000	2,006,850
U.S. Treasury Notes, 4.625%, 6/15/27	1,800,000	1,808,830
U.S. Treasury Notes, 3.875%, 7/31/27	7,000,000	6,980,723
U.S. Treasury Notes, 3.125%, 8/31/27	5,600,000	5,536,563
U.S. Treasury Notes, 3.875%, 6/15/28	1,500,000	1,492,002
U.S. Treasury Notes, 3.375%, 9/15/28	2,700,000	2,655,334
U.S. Treasury Notes, 4.625%, 9/30/28	7,800,000	7,876,324
U.S. Treasury Notes, 3.75%, 12/31/28	11,900,000	11,783,092
U.S. Treasury Notes, 3.50%, 1/15/29	2,900,000	2,853,668
U.S. Treasury Notes, 3.50%, 3/15/29	8,000,000	7,866,250
U.S. Treasury Notes, 4.125%, 3/31/29	13,100,000	13,086,439
U.S. Treasury Notes, 3.875%, 4/15/29	1,800,000	1,786,570
U.S. Treasury Notes, 4.125%, 6/15/29	100,000	99,910
U.S. Treasury Notes, 4.25%, 6/30/29	5,200,000	5,212,188
U.S. Treasury Notes, 3.875%, 9/30/29	2,400,000	2,378,625
U.S. Treasury Notes, 4.375%, 12/31/29	5,300,000	5,334,678
U.S. Treasury Notes, 3.50%, 2/28/31	2,300,000	2,232,707
U.S. Treasury Notes, 4.125%, 5/31/31	6,200,000	6,179,747
TOTAL U.S. TREASURY SECURITIES (Cost $97,236,333)		96,674,417
COLLATERALIZED MORTGAGE OBLIGATIONS — 36.5%
FHLMC, Series 3114, Class FT, VRN, 4.06%, (30-day average SOFR plus 0.46%), 9/15/30	32,810	32,749
FHLMC, Series 3200, Class FP, VRN, 3.91%, (30-day average SOFR plus 0.31%), 8/15/36	253,483	250,860
FHLMC, Series 3206, Class FE, VRN, 4.11%, (30-day average SOFR plus 0.51%), 8/15/36	74,052	73,668
FHLMC, Series 3231, Class FA, VRN, 4.11%, (30-day average SOFR plus 0.51%), 10/15/36	98,482	97,987
FHLMC, Series 3301, Class FA, VRN, 4.01%, (30-day average SOFR plus 0.41%), 8/15/35	102,724	101,976
FHLMC, Series 3380, Class FP, VRN, 4.06%, (30-day average SOFR plus 0.46%), 11/15/36	121,529	120,866
FHLMC, Series 3508, Class PF, VRN, 4.56%, (30-day average SOFR plus 0.96%), 2/15/39	47,774	48,358
FHLMC, Series 3587, Class FB, VRN, 4.49%, (30-day average SOFR plus 0.89%), 2/15/36	127,804	128,713
FHLMC, Series 453, Class AK, 4.50%, 6/25/31	1,832,036	1,823,241
FHLMC, Series 459, Class GH, 4.80%, 7/25/31	1,776,000	1,782,660
FHLMC, Series 5490, Class LF, VRN, 4.73%, (30-day average SOFR plus 1.10%), 1/25/55	2,578,731	2,592,604
FHLMC, Series 5616, Class GB, 4.15%, 12/15/32	1,906,446	1,864,457
FHLMC, Series 5648, Class EG, 4.00%, 4/15/33	1,861,209	1,804,417
FHLMC, Series K058, Class A2, SEQ, 2.65%, 8/25/26	1,611,748	1,606,628
FHLMC, Series K058, Class AM, SEQ, VRN, 2.72%, 8/25/26	2,000,000	1,992,986
FHLMC, Series K059, Class A2, VRN, 3.12%, 9/25/26	1,779,435	1,772,073
FHLMC, Series K059, Class AM, SEQ, VRN, 3.17%, 9/25/26	2,500,000	2,489,551
FHLMC, Series K060, Class AM, SEQ, VRN, 3.30%, 10/25/26	2,000,000	1,990,367
FHLMC, Series K063, Class A2, VRN, 3.43%, 1/25/27	1,967,449	1,957,206
FHLMC, Series K063, Class AM, SEQ, VRN, 3.51%, 1/25/27	3,000,000	2,981,107
FHLMC, Series K064, Class A2, SEQ, 3.22%, 3/25/27	1,471,000	1,460,322
FHLMC, Series K065, Class A2, SEQ, 3.24%, 4/25/27	2,000,000	1,982,186
FHLMC, Series K065, Class AM, SEQ, 3.33%, 5/25/27	2,136,000	2,116,016

FHLMC, Series K068, Class A2, SEQ, 3.24%, 8/25/27	944,159	932,609
FHLMC, Series K069, Class A2, SEQ, VRN, 3.19%, 9/25/27	3,006,656	2,964,706
FHLMC, Series K071, Class A2, SEQ, 3.29%, 11/25/27	3,900,000	3,842,301
FHLMC, Series K073, Class A2, SEQ, 3.35%, 1/25/28	2,064,000	2,032,966
FHLMC, Series K076, Class AM, SEQ, 3.90%, 4/25/28	2,000,000	1,978,834
FHLMC, Series K087, Class A2, SEQ, 3.77%, 12/25/28	2,672,218	2,629,658
FHLMC, Series K508, Class A2, VRN, 4.74%, 8/25/28	1,832,000	1,839,629
FHLMC, Series K522, Class A2, SEQ, 4.80%, 5/25/29	1,089,121	1,097,319
FHLMC, Series K736, Class A2, SEQ, 2.28%, 7/25/26	1,754	1,750
FHLMC, Series K739, Class A2, SEQ, 1.34%, 9/25/27	2,238,388	2,174,477
FHLMC, Series KC06, Class A2, SEQ, 2.54%, 8/25/26	1,052,287	1,048,568
FHLMC, Series KC07, Class A7, SEQ, 2.51%, 10/25/26	1,321,287	1,312,818
FHLMC, Series KJ33, Class A2, SEQ, 1.57%, 7/25/32	606,464	569,780
FHLMC, Series W5FX, Class AFX, SEQ, VRN, 3.34%, 4/25/28	4,300,000	4,218,531
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	1,684,168	1,669,537
FNMA, Series 2006-11, Class FA, VRN, 4.04%, (30-day average SOFR plus 0.41%), 3/25/36	75,457	75,100
FNMA, Series 2006-60, Class KF, VRN, 4.04%, (30-day average SOFR plus 0.41%), 7/25/36	256,821	255,546
FNMA, Series 2006-72, Class TE, VRN, 4.04%, (30-day average SOFR plus 0.41%), 8/25/36	125,755	124,896
FNMA, Series 2009-33, Class FB, VRN, 4.56%, (30-day average SOFR plus 0.93%), 3/25/37	151,476	152,851
FNMA, Series 2009-89, Class FD, VRN, 4.34%, (30-day average SOFR plus 0.71%), 5/25/36	70,842	71,039
FNMA, Series 2016-M11, Class A2, SEQ, VRN, 2.37%, 7/25/26	548,923	547,477
FNMA, Series 2023-M5, Class 2A2, SEQ, VRN, 4.50%, 7/25/28	503,976	503,526
FNMA, Series 2024-M6, Class A2, VRN, 2.99%, 7/25/27	1,720,050	1,700,242
FNMA, Series 2025-35, Class HF, VRN, 5.33%, (30-day average SOFR plus 1.70%), 5/25/55	1,393,075	1,411,718
FNMA, Series 2026-36, Class GA, 4.00%, 11/25/32	1,969,731	1,915,813
GNMA, Series 2010-14, Class QF, VRN, 4.20%, (1-month SOFR plus 0.56%), 2/16/40	151,677	151,420
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $66,319,496)		66,294,109
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.3%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.3%
FNMA, 2.47%, 7/1/26	3,200,000	3,191,785
FNMA, 1.77%, 3/1/27	510,000	500,653
FNMA, 3.63%, 8/1/28	2,277,872	2,227,805
FNMA, 7.00%, 5/1/32	21,193	22,391
FNMA, 7.00%, 6/1/32	29,718	31,407
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $6,001,936)		5,974,041
MUNICIPAL SECURITIES — 2.6%
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(2) (Cost $4,738,251)	4,700,000	4,724,363
ASSET-BACKED SECURITIES — 1.9%
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 4.46%, (1-month SOFR plus 0.81%), 1/25/72	507,962	505,245
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 4.31%, (30-day average SOFR plus 0.68%), 11/25/70(3)	716,910	710,467
Missouri Higher Education Loan Authority, Series 2021-2, Class A1B, VRN, 4.46%, (1-month SOFR plus 0.81%), 3/25/61	118,236	116,061
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(3)	175,799	147,624
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 4.33%, (1-month SOFR plus 0.68%), 9/25/61	586,016	583,861
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 4.33%, (1-month SOFR plus 0.68%), 10/25/61	978,980	972,129
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 4.27%, (30-day average SOFR plus 0.64%), 5/25/70(3)	469,693	463,625
TOTAL ASSET-BACKED SECURITIES (Cost $3,453,445)		3,499,012

U.S. GOVERNMENT AGENCY SECURITIES — 1.7%
FHLB, 3.64%, 2/5/27	1,000,000	997,683
FHLB, 3.375%, 4/9/27	500,000	498,780
FHLMC, 3.68%, 2/19/27	1,000,000	998,578
FHLMC, 3.71%, 3/29/27	500,000	498,880
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,998,945)		2,993,921
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,377	16,377
Repurchase Agreements — 2.3%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.75%, 8/15/55, valued at $4,244,367), at 3.65%, dated 6/30/26, due 7/1/26 (Delivery value $4,161,422)		4,161,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,177,377)		4,177,377
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $184,925,783)		184,337,240
OTHER ASSETS AND LIABILITIES — (1.5)%		(2,724,277)
TOTAL NET ASSETS — 100.0%		$181,612,963

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	44	September 2026	$9,069,844	$(10,117)
U.S. Treasury 5-Year Notes	36	September 2026	3,853,687	4,938
U.S. Treasury 10-Year Notes	20	September 2026	2,197,813	3,711
			$15,121,344	$(1,468)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $290,706.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,321,716, which represented 0.7% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$96,674,417	—
Collateralized Mortgage Obligations	—	66,294,109	—
U.S. Government Agency Mortgage-Backed Securities	—	5,974,041	—
Municipal Securities	—	4,724,363	—
Asset-Backed Securities	—	3,499,012	—
U.S. Government Agency Securities	—	2,993,921	—
Short-Term Investments	$16,377	4,161,000	—
	$16,377	$184,320,863	—
Other Financial Instruments
Futures Contracts	$8,649	—	—
Liabilities
Other Financial Instruments
Futures Contracts	$10,117	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.